Schedule II. - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule II. - Valuation and Qualifying Accounts and Reserves

Ricoh Company, Ltd. and Consolidated Subsidiaries

Schedule II. – Valuation and Qualifying Accounts and Reserves

For the Three Years Ended March 31, 2009, 2010 and 2011

	(Millions of Yen)
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions(2)(3)	Translation adjustment	Balance at end of period
For the year ended March 31, 2009:
Allowance for doubtful receivables(1):
Trade receivables	16,666	7,254	604	(1,451)	(1,540)	21,533
Finance receivables	10,535	3,013	638	(2,459)	(201)	11,526
Deferred tax assets valuation allowance	10,661	14,041	3,368	(2,414)	(1,484)	24,172
For the year ended March 31, 2010:
Allowance for doubtful receivables(1):
Trade receivables	21,533	1,598	—	(5,637)	(598)	16,896
Finance receivables	11,526	5,566	—	(5,130)	(43)	11,919
Deferred tax assets valuation allowance	24,172	9,132	—	(3,268)	(1,054)	28,982
For the year ended March 31, 2011:
Allowance for doubtful receivables(1):
Trade receivables	16,896	2,919	—	(2,472)	(783)	16,560
Finance receivables	11,919	3,132	—	(2,596)	(156)	12,299
Deferred tax assets valuation allowance	28,982	11,367	—	(1,185)	(2,915)	36,249

Notes:

(1)	See Note 2(g) to Consolidated Financial Statements.
(2)	Receivables - Write-offs
(3)	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances